HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.4%
------------------------------------------------------------------------
    $ 1,000       Chester, PA, IDA, (Senior Life-Choice of
                  Kimberton), (AMT), 8.50%, 9/1/25          $  1,056,050
      1,940       Chester, PA, IDA, (Senior Life-Choice of
                  Paoli, L.P.), (AMT), 8.05%, 1/1/24           1,999,616
      1,585       Delaware County, PA, IDA, (Glen Riddle),
                  (AMT), 8.625%, 9/1/25                        1,696,758
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/13                           326,200
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/13                           310,120
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/14                           294,750
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/14                           280,340
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/15                           266,480
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/15                           253,380
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/16                           240,920
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/16                           229,020
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/17                           217,630
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/17                           206,930
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/18                           196,730
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/18                           187,000
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/19                           177,820
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/19                           169,040
      3,500       New Jersey EDA, (Chelsea at East
                  Brunswick), (AMT), 8.25%, 10/1/20            3,150,210
------------------------------------------------------------------------
                                                            $ 11,258,994
------------------------------------------------------------------------
Cogeneration -- 4.5%
------------------------------------------------------------------------
    $ 7,000       Maryland Energy Cogeneration, (AES
                  Warrior Run), (AMT), 7.40%, 9/1/19        $  7,084,490
      1,720       New Jersey EDA, (Vineland Cogeneration),
                  (AMT), 7.875%, 6/1/19                        1,765,081
      3,500       Palm Beach County, FL, (Okeelanta
                  Power), (AMT), 6.85%, 2/15/21(1)             2,069,200
      4,000       Palm Beach County, FL, (Osceola Power),
                  (AMT), 6.95%, 1/1/22(1)                      2,364,800
        560       Robbins, IL, Resource Recovery, (AMT),
                  0.00%, 10/15/09                                187,475
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Cogeneration (continued)
------------------------------------------------------------------------
    $   259       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/09                           $    186,292
      1,206       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/24                                723,328
      1,797       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(1)                            217,871
        703       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(1)                             85,254
------------------------------------------------------------------------
                                                            $ 14,683,791
------------------------------------------------------------------------
Education -- 2.0%
------------------------------------------------------------------------
    $ 2,500       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Florida University), 7.75%, 8/15/20      $  2,486,200
      1,900       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Florida University), 9.50%, 8/15/05         1,905,016
      2,000       New Hampshire HEFA, (Colby-Sawyer
                  College), 7.50%, 6/1/26                      2,070,780
------------------------------------------------------------------------
                                                            $  6,461,996
------------------------------------------------------------------------
Electric Utilities -- 7.3%
------------------------------------------------------------------------
    $10,000       Clark County, NV, (Nevada Power), (AMT),
                  5.90%, 10/1/30                            $  9,177,600
      1,250       Connecticut Development Authority,
                  (Connecticut Light and Power), Variable
                  Rate, 9/1/28(2)(3)                           1,134,900
      2,500       Connecticut Development Authority,
                  (Western Mass Electric), Variable Rate,
                  9/1/28(2)(3)                                 2,269,800
      3,500       Intermountain Power Agency, UT,
                  Variable Rate, 7/1/11(2)                     3,731,875
      1,500       Puerto Rico Electric Power Authority,
                  RITES, Variable Rate, 7/1/29(4)              1,562,910
      4,000       Salt River, AZ, Agricultural Improvement
                  and Power District Electric, Residual
                  Certificates,
                  Variable Rate, 1/1/25(2)(3)                  3,766,120
      2,000       Southern California Public Power
                  Authority, Variable Rate, 7/1/12(2)          2,160,000
------------------------------------------------------------------------
                                                            $ 23,803,205
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.4%
------------------------------------------------------------------------
    $   500       Colorado Health Facilities Authority,
                  (Rocky Mountain Adventist), Prerefunded
                  to 2/01/03, 6.625%, 2/1/22                $    535,780
     10,000       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity,
                  0.00%, 10/1/22                               2,472,200
      3,500       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity,
                  0.00%, 10/1/22                                 865,270
      3,295       Illinois Development Finance Authority,
                  (Regency Park), Escrowed to Maturity,
                  0.00%, 7/15/25                                 703,417
------------------------------------------------------------------------
                                                            $  4,576,667
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 1.7%
------------------------------------------------------------------------
    $ 2,240       Bell Mountain Ranch, CO, Metropolitan
                  District, 6.625%, 11/15/25                $  2,120,138
      3,410       Bell Mountain Ranch, CO, Metropolitan
                  District, 7.375%, 11/15/19                   3,483,179
------------------------------------------------------------------------
                                                            $  5,603,317
------------------------------------------------------------------------
Health Care-Miscellaneous -- 8.8%
------------------------------------------------------------------------
    $ 2,500       Allegheny County, PA, Hospital
                  Development Authority, (West
                  Pennsylvania Allegheny Health System),
                  9.25%, 11/15/30                           $  2,304,450
      8,000       Colorado Health Facilities Authority,
                  (Rocky Mountain Adventist),
                  6.625%, 2/1/22                               7,664,000
      2,845       Illinois Development Finance Authority,
                  (Community Rehabilitation Providers),
                  5.60%, 7/1/19                                2,402,318
      2,500       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 6.75%, 12/1/36                2,483,333
      1,289       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,303,224
      1,066       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,077,855
      2,326       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.75%, 12/1/36                2,379,009
      1,956       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.90%, 12/1/36                2,020,218
        367       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.25%, 12/1/36                  383,962
        833       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.375%, 12/1/36                 874,078
      2,308       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.50%, 12/1/36                2,412,708
        969       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.70%, 12/1/36                1,034,520
      1,938       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.81%, 12/1/36                2,074,718
        581       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.875%, 12/1/36                 620,671
------------------------------------------------------------------------
                                                            $ 29,035,064
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital -- 5.8%
------------------------------------------------------------------------
    $ 2,500       California Health Facilities Financing
                  Authority, (Cedars-Sinai Medical
                  Center), Variable Rate, 12/1/34(2)(3)     $  2,785,775
      2,250       Chautauqua County, NY, IDA, (Women's
                  Christian Association), 6.40%, 11/15/29      1,924,357
      3,685       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.25%, 10/1/18                               3,254,002
      3,700       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.375%, 10/1/28                              3,197,799
      2,500       Hidalgo County, TX, Health Services
                  Corp., (Mission Hospital, Inc.),
                  6.875%, 8/15/26                              2,296,900
      2,000       New Hampshire HEFA, (Littleton Hospital
                  Assn.), 6.00%, 5/1/28                        1,569,600
      1,479       Philadelphia, PA, HEFA, (Graduate Health
                  System), 6.625%, 7/1/21(1)                     103,554
      2,127       Philadelphia, PA, HEFA, (Graduate Health
                  System), 7.00%, 7/1/05(1)                      148,874
        875       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/13(1)                              306,407
      5,900       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/23(1)                            2,066,180
      1,785       San Gorgonio, CA, (Memorial Health Care
                  District), 5.75%, 5/1/20                     1,491,421
------------------------------------------------------------------------
                                                            $ 19,144,869
------------------------------------------------------------------------
Housing -- 7.7%
------------------------------------------------------------------------
    $ 1,465       Atlanta, GA, Urban Residential Finance
                  Authority, (New Community John Hope
                  Project), (AMT), 7.25%, 6/1/07            $  1,437,224
      2,395       Cuyahoga County, OH, (Rolling Hills
                  Apts.), (AMT), 8.00%, 1/1/28                 2,065,208
      1,900       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  6.75%, 11/1/29                               1,878,340
        500       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  7.125%, 11/1/29                                501,785
      3,680       Lucas County, OH, (Country Creek),
                  (AMT), 8.00%, 7/1/26                         2,421,219
      4,190       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.375%, 1/1/19        3,904,452
      1,500       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.625%, 7/1/33        1,383,420
      2,400       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 8.00%, 1/1/34         2,161,536
      5,000       Muni Mae Tax Exempt Bond, LLC, (AMT),
                  Variable Rate, 6/30/09                       4,993,500
      3,400       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               3,200,352
      1,500       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               1,394,940
------------------------------------------------------------------------
                                                            $ 25,341,976
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 18.6%
------------------------------------------------------------------------
    $ 2,425       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  6.50%, 10/1/24                            $  2,164,070
      2,815       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  9.25%, 10/1/21                               3,101,426
      1,500       Bedford County, VA, IDA, (Nekoosa
                  Packaging), (AMT), 6.55%, 12/1/25            1,458,645
      2,000       Camden County, NJ, (Holt Hauling),
                  (AMT), 9.875%, 1/1/21                        1,944,880
      3,900       Carbon County, UT, (Laidlaw
                  Environmental Services Inc.), (AMT),
                  7.45%, 7/1/17                                3,967,782
      4,000       Charleston County, SC, IDA, (Zeigler
                  Coal), 6.95%, 8/10/28(1)                       590,000
      1,215       Florence County, SC, (Stone Container),
                  7.375%, 2/1/07                               1,208,925
      2,700       Hancock County, KY, (Southwire Co.),
                  (AMT), 7.75%, 7/1/26                         2,755,242
      4,000       Hardeman County, TN, (Correctional
                  Facilities Corp.), 7.75%, 8/1/17             3,969,560
      3,715       Iowa Finance Authority, (Southbridge
                  Mall), 6.375%, 12/1/13                       3,538,723
      4,295       Kansas City, MO, IDA, (Airline Cargo
                  Facilities), (AMT), 8.50%, 1/1/17            4,574,476
      2,940       Kimball, NE, EDA, (Clean Harbors),
                  (AMT), 10.75%, 9/1/26                        3,019,703
      2,730       Maryland EDA, (AFCO Cargo), (AMT),
                  6.50%, 7/1/24                                2,476,520
      1,700       Michigan Strategic Fund, (Crown Paper),
                  (AMT), 6.50%, 8/1/21                         1,300,500
      1,095       New Albany, IN, IDA, (K-Mart),
                  7.40%, 6/1/06                                1,109,640
      2,750       New Hampshire Business Finance
                  Authority, (Crown Paper), (AMT),
                  7.875%, 7/1/26                               2,186,250
        500       New Jersey EDA, (Holt Hauling),
                  8.95%, 12/15/18                                479,980
      4,000       New Jersey EDA, (Holt Hauling), (AMT),
                  7.90%, 3/1/27                                3,829,480
      5,000       New Jersey EDA, RITES, Variable Rate,
                  9/15/29(2)(3)                                4,274,100
      4,000       Ohio Solid Waste Revenue, (Republic
                  Engineered Steels), (AMT),
                  9.00%, 6/1/21                                  760,000
      3,500       Oregon Solid Waste Disposal, (USG
                  Corp.), 6.40%, 12/1/29                       2,471,770
      2,000       Perry County, KY, TJ International Inc.,
                  (AMT), 6.55%, 4/15/27                        2,044,260
        500       Philadelphia, PA, IDA, (Refrigerated
                  Enterprises), (AMT), 9.05%, 12/1/19            480,030
      3,500       Riverdale Village, IL, (ACME Metals,
                  Inc.), (AMT), 7.90%, 4/1/24                  2,082,500
      3,345       Riverdale Village, IL, (ACME Metals,
                  Inc.), (AMT), 7.95%, 4/1/25                  1,990,275
      3,032       Santa Fe, NM, (1st Interstate Plaza),
                  8.00%, 7/1/13                                3,107,770
------------------------------------------------------------------------
                                                            $ 60,886,507
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Insured - Education -- 0.9%
------------------------------------------------------------------------
    $ 3,000       Puerto Rico Industrial Tourist
                  Educational Medical and Environmental,
                  (University Plaza), (MBIA),
                  5.00%, 7/1/33                             $  2,959,560
------------------------------------------------------------------------
                                                            $  2,959,560
------------------------------------------------------------------------
Insured - General Obligations -- 0.3%
------------------------------------------------------------------------
    $ 1,000       California, Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/30(3)(4)     $  1,110,160
------------------------------------------------------------------------
                                                            $  1,110,160
------------------------------------------------------------------------
Insured - Hospital -- 0.9%
------------------------------------------------------------------------
    $ 2,415       California Statewide Communities
                  Development Authority, (Sutter Health)
                  Residual Certificates, (FSA), Variable
                  Rate, 8/15/27(3)(4)                       $  2,847,309
------------------------------------------------------------------------
                                                            $  2,847,309
------------------------------------------------------------------------
Insured - Water and Sewer -- 0.4%
------------------------------------------------------------------------
    $ 1,500       East Bay, CA, Municipal Utility
                  District, Water System Revenue, (FGIC),
                  5.00%, 6/1/26                             $  1,481,850
------------------------------------------------------------------------
                                                            $  1,481,850
------------------------------------------------------------------------
Miscellaneous -- 3.1%
------------------------------------------------------------------------
    $ 3,750       Atlanta, GA, Downtown Development
                  Authority, Childcare Facilities,
                  (Central Atlanta Hospitality Childcare
                  Inc.), 8.00%, 1/1/26                      $  3,873,113
      3,000       Colorado River Indian Tribe, AZ,
                  6.25%, 8/1/04                                3,019,140
      1,285       Pittsfield Township, MI, (Arbor
                  Hospice), 8.125%, 8/15/17                    1,291,065
      1,900       Union, OR, Facility Revenue, (Buffalo
                  Peak Golf Club), 6.75%, 7/1/24               1,859,435
------------------------------------------------------------------------
                                                            $ 10,042,753
------------------------------------------------------------------------
Nursing Home -- 8.4%
------------------------------------------------------------------------
    $ 3,335       Clovis, NM, IDR, (Retirement Ranches,
                  Inc.), 7.75%, 4/1/19                      $  3,364,882
      2,300       Colorado HFA, (Volunteers of America),
                  5.75%, 7/1/20                                1,877,513
      3,600       Colorado HFA, (Volunteers of America),
                  5.875%, 7/1/28                               2,864,232
      1,100       Colorado HFA, (Volunteers of America),
                  6.00%, 7/1/29                                  897,226
      2,175       Kansas City, MO, IDA, (Beverly
                  Enterprises, Inc.), 8.00%, 12/1/02           2,205,733
      2,500       Massachusetts IFA, (Age Institute of
                  Massachusetts), 8.05%, 11/1/25               2,556,050
      3,200       Minneapolis, MN, (Walker Methodist
                  Senior Services), 6.00%, 11/15/28            2,724,096
      1,195       Mississippi Business Finance Corp.,
                  (Magnolia Healthcare), 7.99%, 7/1/25         1,253,304

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
    $ 7,500       Tarrant County, TX, Health Facilities,
                  (3927 Foundation), 10.25%, 9/1/19(1)      $  2,619,525
      3,370       Westmoreland, PA, (Highland Health
                  Systems, Inc.), 9.25%, 6/1/22                3,554,609
      3,790       Wisconsin HEFA, (Wisconsin Illinois
                  Senior Housing), 7.00%, 8/1/29               3,520,304
------------------------------------------------------------------------
                                                            $ 27,437,474
------------------------------------------------------------------------
Pooled Loans -- 1.1%
------------------------------------------------------------------------
    $ 3,500       Osceola County, FL, IDA, Community
                  Pooled Loan-93, 7.75%, 7/1/17             $  3,571,400
------------------------------------------------------------------------
                                                            $  3,571,400
------------------------------------------------------------------------
Senior Living / Life Care -- 11.9%
------------------------------------------------------------------------
    $ 7,965       Albuquerque, NM, Retirement Facilities,
                  (La Vida Liena Retirement Center),
                  6.60%, 12/15/28                           $  6,879,848
      2,500       Arizona Health Facilities Authority,
                  (Care Institute, Inc. - Mesa),
                  7.625%, 1/1/26(5)                            2,140,775
      3,500       Delaware County, PA, White Horse
                  Village, 7.30%, 7/1/14                       3,555,615
      2,000       Grove City, PA, Area Hospital Authority,
                  (Grove Manor), 6.625%, 8/15/29               1,898,380
      3,740       Illinois Development Finance Authority,
                  (Care Institute, Inc.), 7.80%, 6/1/25        3,843,897
      7,500       Kansas City, MO, IDA, (Kingswood United
                  Methodist Manor), 5.875%, 11/15/29           5,973,675
      3,505       Louisiana HFA, (HCC Assisted Living
                  Group 1), (AMT), 9.00%, 3/1/25               3,682,668
      5,355       Massachusetts IFA, (Forge Hill), (AMT),
                  6.75%, 4/1/30                                4,618,366
      5,205       North Miami, FL, Health Care Facilities,
                  (Imperial Club), 8.00%, 1/1/33               4,625,059
      2,000       Ohio HFA, Retirement Rental Housing,
                  (Encore Retirement Partners),
                  6.75%, 3/1/19                                1,698,940
------------------------------------------------------------------------
                                                            $ 38,917,223
------------------------------------------------------------------------
Solid Waste -- 1.7%
------------------------------------------------------------------------
    $ 3,400       Morgantown, KY, Solid Waste Revenue,
                  (IMCO Recycling, Inc.), 7.45%, 5/1/22     $  3,394,730
      3,500       Pennsylvania Solid Waste Disposal, (USG
                  Corp.), (AMT), 6.00%, 6/1/31                 2,321,410
------------------------------------------------------------------------
                                                            $  5,716,140
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
    $ 3,800       Cottonwood, CO, Water and Sanitation
                  District, 7.75%, 12/1/20                  $  3,956,294
         75       South Orange County, CA, Public
                  Financing Authority, DRIVERS, Variable
                  Rate, 8/15/15(3)(4)                             82,358
------------------------------------------------------------------------
                                                            $  4,038,652
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 5.1%
------------------------------------------------------------------------
    $   500       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.50%, 5/1/21           $    507,990
      2,985       Monroe County, NY, Airport Authority,
                  DRIVERS, (AMT), 8.364%, 1/1/18(2)(3)         3,569,015
      5,000       New Jersey Transportation Trust Fund
                  Authority, Residual Certificates,
                  Variable Rate, 6/15/17(2)(3)                 5,077,650
      2,000       New Jersey Turnpike Authority, RITES,
                  Variable Rate, 1/1/30(3)(4)                  2,176,460
      5,250       Northwest Arkansas Regional Airport
                  Authority, (AMT), 7.625%, 2/1/27             5,447,873
------------------------------------------------------------------------
                                                            $ 16,778,988
------------------------------------------------------------------------
Water and Sewer -- 0.9%
------------------------------------------------------------------------
    $ 3,000       Metropolitan Water District, CA,
                  (Southern California Waterworks),
                  Variable Rate, 7/1/27(3)(4)               $  2,837,820
------------------------------------------------------------------------
                                                            $  2,837,820
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost, $347,880,689)                          $318,535,715
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                      $  9,598,096
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $328,133,811
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At January 31, 2001, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 (1)  Non-income producing security.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $347,880,689)        $318,535,715
Cash                                           208,855
Receivable for investments sold              2,672,108
Interest receivable                          6,756,558
Prepaid expenses                                 2,596
------------------------------------------------------
TOTAL ASSETS                              $328,175,832
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $        410
Accrued expenses                                41,611
------------------------------------------------------
TOTAL LIABILITIES                         $     42,021
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $328,133,811
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $357,478,785
Net unrealized depreciation (computed on
   the basis of identified cost)           (29,344,974)
------------------------------------------------------
TOTAL                                     $328,133,811
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $24,819,343
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $24,819,343
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,998,957
Trustees fees and expenses                     25,235
Custodian fee                                 143,695
Legal and accounting services                  86,978
Miscellaneous                                  90,273
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,345,138
-----------------------------------------------------

NET INVESTMENT INCOME                     $22,474,205
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,366,219)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,366,219)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 5,713,575
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 5,713,575
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   347,356
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $22,821,561
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             JANUARY 31, 2001  JANUARY 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     22,474,205  $     24,535,713
   Net realized loss                            (5,366,219)       (2,694,168)
   Net change in unrealized
      appreciation (depreciation)                5,713,575       (54,986,374)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     22,821,561  $    (33,144,829)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     61,682,286  $    114,068,297
   Withdrawals                                 (95,294,932)     (132,907,536)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (33,612,646) $    (18,839,239)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (10,791,085) $    (51,984,068)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    338,924,896  $    390,908,964
----------------------------------------------------------------------------
AT END OF YEAR                            $    328,133,811  $    338,924,896
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED JANUARY 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                       0.72%        0.68%        0.67%        0.68%        0.34%
   Net expenses after
      custodian fee reduction         0.72%        0.67%        0.66%        0.66%        0.30%
   Net investment income              6.86%        6.25%        5.88%        6.43%        6.96%
Portfolio Turnover                      29%          58%          25%           8%          41%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $328,134     $338,925     $390,909     $303,209     $180,700
-----------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
   average daily net assets):
   Expenses                             --           --           --           --         0.71%
   Expenses after custodian
      fee reduction                     --           --           --           --         0.67%
   Net investment income                --           --           --           --         6.59%
-----------------------------------------------------------------------------------------------

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market discounts on debt securities effective February 1, 2001. Prior to this date, the Portfolio did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/ depreciation based on securities held as of January 31, 2001.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment, are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities). For the year ended January 31, 2001, the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $1,998,957. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $95,332,288 and $115,042,067, respectively, for the year ended January 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $348,646,796
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,245,158
    Gross unrealized depreciation              (39,356,239)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(30,111,081)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2001, there were no obligations under these financial instruments outstanding.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH YIELD MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2001 and 2000 and the supplementary data for the five years ended January 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Yield Municipals Portfolio at January 31, 2001, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 2, 2001

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT MANAGEMENT

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant